Summary of Significant Accounting Policies and Basis of Presentation (Details)	9 Months Ended
Sep. 30, 2021 USD ($) shares
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Net tangible assets | $	$ 5,000,001
Ordinary shares subject to possible redemption | $	34,300,000
Additional paid-in capital | $	5,600,000
Accumulated deficit | $	$ 28,700,000
Subject to possible redemption | shares	3,433,013
Federal depository insurance corporation | $	$ 250,000
Maturity days	185 days
Warrants issued | shares	7,651,891
Private placement warrants | shares	6,767,927
Purchase of shares | shares	14,419,818
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Ordinary shares subject to possible redemption | shares	38,259,457